Subsequent Events	12 Months Ended
Dec. 31, 2013
Notes
Subsequent Events

NOTE 19 - SUBSEQUENT EVENTS

Issuances of Common Stock

On January 2, 2014 the Company issued 150,000 shares of its common stock to consultants for services valued at $2.53 per share. On January 16, 2014 the Company issued 135,520 shares of common stock upon the conversion of 12,100 shares of its Series C preferred stock and accrued dividends of $38,356. On January 17, 2014 the Company issued 100,000 shares upon the exercise of warrants for cash of $1,000. On January 29, 2014 the Company issued 89,600 shares of common stock upon the conversion of 8,000 shares of its Series C preferred stock and accrued dividends of $16,552. On February 3, 2014 the Company issued 33,600 shares of common stock upon the conversion of 3,000 shares of its Series C preferred stock and accrued dividends of $17,217. On February 12, 2014 the Company issued 50,000 shares of its common stock to consultants for services valued at $2.63 per share. On February 13, 2014 the Company issued 56,000 shares of common stock upon the conversion of 5,000 shares of its Series C preferred stock and accrued dividends of $17,275.  On February 18, 2014 the Company issued 25,090 shares of its common stock to a consultant for services valued at $2.69 per share. On February 19, 2014 the Company issued 62,264 shares upon the exercise of warrants per the terms of the consulting agreement.

On January 31, 2014, the Company entered into a two-year employment agreement with Donald R. Kendall, Jr. which shall be automatically extended for one-year periods unless terminated by either party on at least thirty (30) days’ prior written notice.  There is no specific time requirement under the contract. Mr. Kendall is being compensated at the rate of $120,000 per annum.  He received an aggregate of 1,300,000 stock options under his employment contract (plus 200,000 shares for his personal goodwill) exercisable at $2.00, the fair market value of the Company’s common stock, when the purchase price was agreed to on December 4, 2013.  The Company agreed to negotiate in good faith success fees for transactions he introduces or for which Kendall is actively involved.  Mr. Kendall is entitled to a year’s severance pay, plus earned bonuses if his contract is terminated by him for good reason (as defined) or if he is terminated without cause (as defined).  Kendall is subject to a non-compete and non-solicitation for the longer of the period he is employed by the Company or for two years from the execution of his employment agreement.

Acquisitions

On February 12, 2014 the Company issued an aggregate of 1,750,000 shares of its common stock (including 1,725,000 shares for personal goodwill) to acquire all of the outstanding shares of Kenmont Solutions Capital GP, LLC a company owned by Donald Kendall, Jr. Thereupon the Company formed Blue Earth Capital, Inc. to operate as its finance raising subsidiary. The shares were valued at $2.63 per share.

Dispositions

The above-described sale of HVAC was completed effective January 24, 2014.

In accordance with ASC 855, the Company evaluated subsequent events through the date these financial statements were issued. There were no additional material subsequent events that required recognition or additional disclosure in these financial statements.